OAK ASSOCIATES FUNDS

Summary Prospectus          March 1, 2010
BLACK OAK EMERGING TECHNOLOGY FUND
Ticker: BOGSX

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Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.oakfunds.com/ reports. You can also get this information at no cost by calling 1-888-462-5386, by sending an e-mail request to OakFunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information ("SAI"), both dated March 1, 2010, are incorporated by reference to this Summary Prospectus and may be obtained, free of charge, at the web site, phone number or e-mail address noted above.

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INVESTMENT GOAL
The Fund seeks long-term capital growth.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
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Management Fees                                                    0.74%
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Other Expenses                                                     1.19%
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Total Annual Fund Operating Expenses                               1.93%
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Less Fee Waivers and Expense Reimbursements*                       0.58%
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Net Annual Fund Operating Expenses                                 1.35%
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*  THE ADVISER HAS CONTRACTUALLY AGREED FOR A PERIOD OF ONE YEAR FROM THE DATE
   OF THIS PROSPECTUS TO WAIVE ALL OR A PORTION OF ITS FEE FOR THE FUND (AND TO REIMBURSE EXPENSES TO THE EXTENT NECESSARY) IN ORDER TO LIMIT FUND TOTAL OPERATING EXPENSES TO AN ANNUAL RATE OF NOT MORE THAN 1.35% OF AVERAGE DAILY NET ASSETS. THIS CONTRACTUAL FEE WAIVER MAY ONLY BE TERMINATED BY THE BOARD OF TRUSTEES.

EXAMPLE
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.


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THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS
INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME AND YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

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      1 YEAR            3 YEARS            5 YEARS                10 YEARS
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       $137              $550               $988                   $2,207
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PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY OF THE FUND
The Fund invests primarily (at least 80% of its net assets) in common stocks of companies that the Adviser considers to be well positioned to become market leaders among "emerging" technology companies. Emerging technology companies are those that the Adviser believes have the potential to develop, or are expected to benefit from, new technology or significant improvements or enhancements to existing technology. Current examples of emerging technology companies include those developing, producing or distributing products or services related to computer networking, fiber optics and photonics, data storage, bandwidth enhancement, wireless and other communications technology, and high-speed voice, video and data transfer combinations. The types of companies the Adviser considers to be emerging technology companies can be expected to change over time as developments in technology occur. The Fund is "non-diversified," and the Adviser expects to hold a relatively small number of issues in the portfolio, thus increasing the importance of each holding.

The Adviser's investment process begins with a top-down analysis of economic and industry sectors that it considers to have the best potential for emerging technology to drive long-term growth. It then focuses in on the present or potential key performers in those areas based on a highly subjective analysis of individual companies' fundamental values such as earnings growth potential and the quality of corporate management. The Adviser generally does not base stock selections on a company's size, but rather on its assessment of a company's fundamental prospects for growth. Nonetheless, the Fund tends to own stocks of small to medium capitalization companies and may own stocks of newer, less-established companies of any size. The Fund may invest to a lesser extent in stocks of foreign companies that meet these same investment criteria.

The Adviser may sell a security if the reason for its original purchase changes or when better opportunities are available among emerging technology companies. The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.
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PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money on your investment in the Fund and the Fund could also return less than other investments.

Fluctuations in the value of the securities in which the Fund invests will cause the Fund's net asset value, or share price, to fluctuate. Historically, the equity markets have moved in cycles and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility which is the principal risk of investing in the Fund. An investment in the Fund may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

To the extent that the Fund's investments are focused in issuers conducting business in emerging technology industries, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect those industries. The prices of emerging technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing products to market and rapid obsolescence of products. Some of the companies involved in emerging technology industries may be regarded as developmental stage companies, without revenues or operating income, or near-term prospects for them.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund varies its holdings.

The Fund invests in companies with emerging technologies, products and business models. These companies may be more vulnerable to adverse business or economic events than more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of more established companies. These risks may be greater for small- and mid-cap companies in the emerging technology sector. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (I.E., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. As a result, the prices of the smaller companies owned by the Fund may be more volatile, and the price movements of the Fund's shares will reflect that volatility.

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in


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the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

The Fund is an actively managed mutual fund. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor stock selections. Oak Associates, ltd., the Fund's investment adviser, applies its own investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. This risk may cause the Fund to underperform other funds with a similar investment objective. In addition, frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the Fund's performance from calendar year to calendar year.

                     ------------------------------------
                     2001                   (60.50%)
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                     2002                   (66.58%)
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                     2003                    63.64%
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                     2004                    11.11%
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                     2005                   (10.83%)
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                     2006                     5.61%
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                     2007                    23.89%
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                     2008                   (47.14)%
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                     2009                    72.97%
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                  BEST QUARTER                WORST QUARTER
           ---------------------------------------------------------
                     59.27%                      (59.67)%
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                   (12/31/01)                   (09/30/01)
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AVERAGE ANNUAL TOTAL RETURNS
This table compares the Fund's average annual total returns for the periods ended December 31, 2009 to those of the NASDAQ 100 Index.

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                                                                       1 YEAR         5 YEARS     SINCE INCEPTION*
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
FUND RETURNS BEFORE TAXES                                             72.97%          1.30%          (14.04)%
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FUND RETURNS AFTER TAXES ON DISTRIBUTIONS**                           72.97%          1.30%          (14.04)%
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FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND            47.43%          1.11%          (10.52)%
SHARES**
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NASDAQ 100 INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR        54.63%          3.33%          (2.17)%
TAXES)
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

*  THE FUND'S INCEPTION DATE IS 12/29/00. INDEX RETURNS PROVIDED FROM 12/31/00.


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** AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL
   FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. YOUR ACTUAL AFTER-TAX RETURNS WILL DEPEND ON YOUR TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

INVESTMENT ADVISER
Oak Associates, ltd.

PORTFOLIO MANAGER
Robert D. Stimpson, CFA, CMT, lead Portfolio Manager/Equity Research Analyst. Equity Research Analyst at the Adviser since 2001. Portfolio manager of the Fund since 2006.

PURCHASE AND SALE OF FUND SHARES The minimum initial investment in the Fund is $2,000. Each additional investment must be at least $50. You may purchase and sell shares in the Fund on a day when the New York Stock Exchange is open for business. Shares of the Fund may be redeemed directly through Oak Associates Funds or through your financial intermediary. For more information about buying and selling shares, refer to the section "Purchasing, Selling and Exchanging Fund Shares" on page 33 of the Fund's complete prospectus or call 1-888-462-5386.

TAX INFORMATION The Fund intends to distribute substantially all of its ordinary income and any capital gains to its shareholders. The Fund's distributions may be taxable to you. For more information on distributions from the Fund, refer to the sections "Dividends and Distributions" and "Taxation of the Funds" on page 40 of the Fund's complete prospectus.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.



                                                                 OAK-SM-005-0100


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